Taxation (Details 3) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments (as a percent)	8.30%	(942.70%)	45.30%
Tax effect of tax-exempt entities (as a percent)	(1.90%)	588.60%	(36.10%)
Effect on tax rates in different tax jurisdiction (as a percent)	2.20%	30.50%	(3.60%)
Tax effect of non-deductible expenses (as a percent)	(42.40%)	536.00%	(28.10%)
Tax effect of non-taxable income (as a percent)	3.80%	(14.00%)	0.10%
Tax effect of Super Deduction and others (as a percent)	53.90%
Changes in valuation allowance (as a percent)	(66.70%)	(120.80%)	(11.40%)
Expiration of loss carry forwards (as a percent)	(0.20%)	12.80%	0.00%
Effective tax rates (as a percent)	(18.00%)	115.40%	(8.80%)
Effect of tax holiday
Tax holiday effect	¥ 198,118	¥ 1,140,251	¥ 852,776
Effect of tax holiday on basic net loss per share | ¥ / shares	¥ 0.07	¥ 0.40	¥ 0.30
Effect of tax holiday on diluted net loss per share | ¥ / shares	¥ 0.07	¥ 0.39	¥ 0.30
Deferred tax assets
Net operating loss carry forwards					¥ 2,028,350	¥ 1,162,287
Deferred revenues					283,824	299,723
Inventory valuation allowance					217,215	124,693
Allowance for doubtful accounts					88,036	52,117
Unrealized fair value loss for certain investments					482,027
Less: valuation allowance	¥ (1,480,570)	¥ (1,626,680)	¥ (1,299,200)		(2,996,294)	(1,480,570)
Net deferred tax assets				$ 15,004	103,158	158,250
Deferred tax liabilities
Intangible assets arisen from business combination					819,032	882,248
Others					9,441
Total deferred tax liabilities				$ 120,496	828,473	¥ 882,248
Movement of valuation allowance
Balance at beginning of the period	1,480,570	1,626,680	1,299,200
Additions	2,755,222	807,558	1,324,793
Reversals	(1,239,498)	(953,668)	(997,313)
Balance at end of the period	¥ 2,996,294	¥ 1,480,570	¥ 1,626,680
Company's subsidiaries incorporated in Singapore and Hong Kong
Net operating loss carry forwards
Net operating loss carry forwards					3,794,138
Company's subsidiaries, consolidated VIEs and VIEs' subsidiaries established in PRC and Indonesia
Net operating loss carry forwards
Net operating loss carry forwards					¥ 6,174,368